Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	$ 7	$ 8	$ 6
Interest cost	36	38	33
Expected return on plan assets	(56)	(51)	(48)
Amortization of net actuarial loss	9	9	14
Plan settlements, curtailments and special termination benefits	0	0	0
Net periodic (benefit) cost	$ (4)	$ 4	$ 5
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.30%	4.90%	3.60%
Expected return on plan assets	8.00%	8.00%	8.00%
Amortization of net actuarial loss expected over the next fiscal year	$ 13
Non-U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	9	$ 9	$ 8
Interest cost	50	57	50
Expected return on plan assets	(74)	(76)	(67)
Amortization of net actuarial loss	13	13	11
Plan settlements, curtailments and special termination benefits	0	1	0
Net periodic (benefit) cost	$ (2)	$ 4	$ 2
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	3.70%	4.20%	4.20%
Expected return on plan assets	6.60%	6.70%	6.80%
Rate of compensation increase	2.90%	2.80%	2.80%
Amortization of net actuarial loss expected over the next fiscal year	$ 16